UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to
☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to
☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to
☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001970036

FIGRE Trust 2023-HE1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Thomas Milani (628) 236-5820

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01	Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountants’ Agreed-Upon Procedures Report, dated March 15, 2023 of KPMG LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG LLP pertaining to the issuer’s Series 2023-HE1 Mortgage-Backed Notes.

Attached as Exhibit 99.2 hereto is an Executive Summary Third Party Due Diligence Review, dated March 21, 2023, of Digital Risk, LLC, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Digital Risk, LLC pertaining to the issuer’s Series 2023-HE1 Mortgage-Backed Notes.

EXHIBIT INDEX

Exhibit 99.1:	Independent Accountants’ Agreed-Upon Procedures Report, dated March 15, 2023 of KPMG LLP.

Exhibit 99.2:	Executive Summary Third Party Due Diligence Review, dated March 21, 2023 of Digital Risk, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Figure HELOC Master Depositor Trust (Depositor) By: Figure Lending LLC, as sole member By: Figure Lending Corp., as sole member

By:	/s/ Thomas Milani
Name: Thomas Milani Title: Chief Financial Officer

Date: March 27, 2023